CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investment Securities
Held to Maturity, Fair Value	$ 45,635	$ 52,941
Other Real Estate, Allowance	$ 1,411,061	$ 1,293,174
Stockholders' Equity
Preferred Stock, par value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, authorized (in shares)	10,000,000	10,000,000
Preferred Stock, issued (in shares)	28,000	28,000
Common Stock, par value (in dollars per share)	$ 1	$ 1
Common Stock, authorized (in shares)	20,000,000	20,000,000
Common Stock, issued (in shares)	8,439,258	8,442,958